MASSMUTUAL SELECT FUNDS
MM MSCI EAFE® International Index Fund
Supplement dated October 5, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM MSCI EAFE® International Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM MSCI EAFE International Index Fund (the “Fund”) will be dissolved. Effective on or about March 25, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-11
II-21-01

MASSMUTUAL SELECT FUNDS
MM Russell 2000® Small Cap Index Fund
Supplement dated October 5, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM Russell 2000® Small Cap Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM Russell 2000 Small Cap Index Fund (the “Fund”) will be dissolved. Effective on or about March 25, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-12
SCI-21-01

MASSMUTUAL SELECT FUNDS
MM S&P® Mid Cap Index Fund
Supplement dated October 5, 2021 to the
Prospectus dated February 1, 2021 and the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information pertains to the MM S&P® Mid Cap Index Fund:
The Board of Trustees of the MassMutual Select Funds has approved a Plan of Liquidation and Termination pursuant to which it is expected that the MM S&P Mid Cap Index Fund (the “Fund”) will be dissolved. Effective on or about March 25, 2022 (the “Termination Date”), shareholders of the various classes of shares of the Fund will receive proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
Please note that prior to the Termination Date, the Fund may hold most or all of its assets in cash or cash equivalents and therefore may not be able to meet its investment objective.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-21-13
MCI-21-01

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective immediately, the following information supplements the information for the Fund found on page 23 of the Prospectus in the section titled Management:
Ann M. Holcomb, CFA is a Vice President and Portfolio Manager at T. Rowe Price. She has managed the Fund since October 2021.
Jason Nogueira, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since October 2021.
Jason Benjamin Polun, CFA is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since October 2021.
Effective immediately, the following information supplements the information for the Fund found beginning on page 65 of the Prospectus under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Ann M. Holcomb, CFA

is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Ms. Holcomb is a Vice President and Portfolio Manager for T. Rowe Price. She joined T. Rowe Price in 1996 and her investment experience dates from 1995. Ms. Holcomb has served as a portfolio manager for T. Rowe Price throughout the past five years.
Jason Nogueira, CFA

is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Nogueira is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2004 and his investment experience dates from 2001. Mr. Nogueira has served as a portfolio manager for T. Rowe Price throughout the past five years.
Jason Benjamin Polun, CFA

is a portfolio manager of the MassMutual Select T. Rowe Price Large Cap Blend Fund. Mr. Polun is a Vice President and Portfolio Manager for T. Rowe Price. He joined T. Rowe Price in 2003 and his investment experience dates from 1999. Mr. Polun has served as a portfolio manager for T. Rowe Price throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-21-06

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMART SM by JPMorgan 2020 Fund
MassMutual RetireSMART SM by JPMorgan 2025 Fund
MassMutual RetireSMART SM by JPMorgan 2030 Fund
MassMutual RetireSMART SM by JPMorgan 2035 Fund
MassMutual RetireSMART SM by JPMorgan 2040 Fund
MassMutual RetireSMART SM by JPMorgan 2045 Fund
MassMutual RetireSMART SM by JPMorgan 2050 Fund
MassMutual RetireSMART SM by JPMorgan 2055 Fund
MassMutual RetireSMART SM by JPMorgan 2060 Fund
(the “Funds”)
Supplement dated October 5, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to each Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M (RS)-21-06

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2020 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2020-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2025 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2025-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2030 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2030-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2035 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2035-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2040 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2040-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2045 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2045-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2050 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2050-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2055 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2055-21-02

MASSMUTUAL SELECT FUNDS
MassMutual RetireSMARTSM by JPMorgan 2060 Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Subject to approval by the Board of Trustees of the MassMutual Select Funds, effective on or about March 18, 2022, the following modifications are anticipated to take place with respect to the Fund’s investment strategy:
On or around March 18, 2022, each of the MassMutual RetireSMARTSM by JPMorgan 2020-2060 Funds (the “RS Funds”) anticipates changing its investment strategy after it reaches its target retirement year (the year in its name).
Each of the RS Funds is intended for investors expecting to retire around its target retirement year. Each RS Fund provides exposure to a variety of asset classes through investments in underlying funds, and over time adjusts its asset allocation strategy according to its “glide path”. Currently, upon reaching its target retirement year, each RS Fund is expected to be at or near its most conservative asset allocation, substantially similar to the MassMutual RetireSMARTSM by JPMorgan In Retirement Fund. Prior to this change, it was the intention that an RS Fund that had reached its target retirement year would be merged into the In Retirement Fund shortly thereafter.
With the new change in investment strategy, an RS Fund will not be merged into the In Retirement Fund shortly after its target retirement date, but rather will continue to provide an investment program for 35 years after the Fund’s target retirement year (the end of that 35-year period being referred to as a Fund’s “Maturity Year”). Prior to its target retirement date, in the period referred to as the “Savings Phase,” each RS Fund will use an asset allocation strategy designed to promote asset accumulation. Beginning with an RS Fund’s target retirement year, the Fund will follow an asset allocation strategy designed to support investors withdrawing a portion of their investment in the Fund each year over the 35-year period until the Fund’s Maturity Year, a period referred to as the “Spending Phase.” Each RS Fund’s asset class allocations will change over time, generally becoming more conservative as the Fund approaches the target retirement year and then remaining relatively stable afterwards, throughout the Spending Phase. During the Savings Phase, a Fund will generally start with a greater emphasis on global equity investments and gradually shift over time to a greater emphasis on global fixed income investments. During the Spending Phase, a Fund will generally retain an emphasis on global fixed income investments and will seek to achieve certain long-term risk and return targets that allow investors to withdraw a portion of their investment in the Fund each year until the Fund’s Maturity Year.
During an RS Fund’s Spending Phase, J.P. Morgan will produce at the beginning of each year an annual “sample withdrawal amount” that will be posted on a publicly available website. The sample withdrawal amount is a generic hypothetical example that seeks to estimate a percentage of an investor’s investment in the RS Fund as of the beginning of the year that theoretically could be redeemed by an investor during that year while still allowing for redemptions in future years through the Fund’s Maturity Year. The sample withdrawal amount attempts to balance an investor’s desire to make current redemptions from the Fund against the need to make continuing redemptions annually through to the Maturity Year. Investors may use the sample withdrawal amount as a consideration in determining how much of their investment to withdraw each year during the Spending Phase.

An RS Fund will be liquidated or merged into the MassMutual RetireSMART by JPMorgan In Retirement Fund at or around its Maturity Year (or prior to the Maturity Year if assets decline and MML Investment Advisers, LLC (“MML Advisers”) believes that it can no longer manage the Fund in-line with its investment goal).
The RS Funds will periodically assess the asset allocations shown in the glide path taking into account various factors, such as past market performance, assumptions regarding future market performance, time horizon and data on the savings and spending behavior of investors, and may make adjustments. Based on those assessments, adjustments may be made to the glide path that include, among other things, modifying the existing allocations among asset classes, adding or removing asset classes or maintaining asset allocations for longer or shorter periods of time. As a result, the integrated RS Funds’ actual allocations may differ from what is shown in the glide path by +/- 15% and, if conditions are not favorable and substantial de-risking is necessary to preserve capital, by greater than +/- 15%.
Changes to Current Strategic Target Allocations
J.P. Morgan reviews the RS Funds’ and MassMutual RetireSMART by JPMorgan In Retirement Fund’s strategic target allocations at least annually and may make adjustments in its discretion, consistent with each Fund’s investment strategy. As part of this standard process, J.P. Morgan recently reviewed the strategic target allocations and determined to adjust the overall allocation to equity from 91% to 94% at the start of the glide path and from 32.5% to 40% at the target retirement date and after. J.P. Morgan also added a sub-asset class for U.S. Mid-Cap Equity, which was previously encompassed within the U.S. Small Cap Equity sub-asset class. In addition, the overall allocation to fixed income will decrease from 9% to 6% at the start of the glide path and from 62.5% to 55% at the target retirement date and after. The revised strategic target allocations for the RS Funds and the MassMutual RetireSMART by JPMorgan In Retirement Fund are noted below.

Years to Target Date	40	35	30	25	20	15	10	5	0	-10	-20	-35
Equity	94.00%	94.00%	94.00%	94.00%	87.00%	78.00%	66.00%	53.00%	40.00%	40.00%	40.00%	40.00%
U.S. Large Cap Equity	46.05%	46.05%	46.05%	46.05%	42.65%	38.25%	32.35%	25.95%	19.60%	19.60%	19.60%	19.60%
U.S. Mid Cap Equity	5.65%	5.65%	5.65%	5.65%	5.20%	4.70%	3.95%	3.20%	2.40%	2.40%	2.40%	2.40%
U.S. Small Cap Equity	4.70%	4.70%	4.70%	4.70%	4.35%	3.90%	3.30%	2.65%	2.00%	2.00%	2.00%	2.00%
REITs	3.75%	3.75%	3.75%	3.75%	3.50%	3.10%	2.65%	2.10%	1.60%	1.60%	1.60%	1.60%
International Equity	23.05%	23.05%	23.05%	23.05%	21.30%	19.10%	16.15%	13.00%	9.80%	9.80%	9.80%	9.80%
Emerging Markets Equity	10.80%	10.80%	10.80%	10.80%	10.00%	8.95%	7.60%	6.10%	4.60%	4.60%	4.60%	4.60%
Fixed Income	6.00%	6.00%	6.00%	6.00%	13.00%	22.00%	34.00%	47.00%	55.00%	55.00%	55.00%	55.00%
U.S. Fixed Income	4.80%	4.80%	4.80%	4.80%	10.40%	17.60%	27.20%	34.60%	36.50%	36.50%	36.50%	36.50%
Inflation Managed	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.00%	7.50%	7.50%	7.50%	7.50%
High Yield Fixed Income	0.85%	0.85%	0.85%	0.85%	1.80%	3.10%	4.75%	6.60%	7.70%	7.70%	7.70%	7.70%
Emerging Markets Debt	0.35%	0.35%	0.35%	0.35%	0.80%	1.30%	2.05%	2.80%	3.30%	3.30%	3.30%	3.30%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
Money Market /Cash and Cash Alternatives	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.00%	5.00%	5.00%	5.00%
MML Advisers will implement these changes over time with the anticipated completion date in March 2022. The overall allocations to equity, fixed income and cash and cash equivalent asset classes shown in the integrated RS Funds’ glide paths above reflect these changes.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
RS2060-21-02

MASSMUTUAL SELECT FUNDS
MassMutual Select T. Rowe Price Large Cap Blend Fund
(the “Fund”)
Supplement dated October 5, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective immediately, the following information replaces similar information for T. Rowe Price Associates, Inc. related to the Fund found on page B-107 in the section titled Appendix C—Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Large Cap Blend Fund are Joe Fath, Mark S. Finn, Ann M. Holcomb, Jason Nogueira, Jason Benjamin Polun, and Jeffrey Rottinghaus. Mr. Rottinghaus is expected to step down as a portfolio manager of the MM Select T. Rowe Price Large Cap Blend Fund on or about April 1, 2022. Shawn T. Driscoll will become a portfolio manager of the MM Select T. Rowe Price Large Cap Blend Fund on April 1, 2022.
Effective immediately, the following information supplements the information related to the Fund found on page B-107 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C—Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Ann M. Holcomb
Registered investment companies**	3	$22,096,584,288	0	$0
Other pooled investment vehicles	24	$17,700,363,926	0	$0
Other accounts	5	$6,389,135,616	0	$0
Jason Nogueira
Registered investment companies**	1	$107,384,385	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0
Jason Benjamin Polun
Registered investment companies**	5	$22,260,914,798	0	$0
Other pooled investment vehicles	25	$25,514,397,028	0	$0
Other accounts	7	$6,412,105,274	0	$0

*
The information provided is as of August 31, 2021.

**
Does not include the MM Select T. Rowe Price Large Cap Blend Fund.

Ownership of Securities:
As of August 31, 2021, Ms. Holcomb and Messrs. Nogueira and Polun did not own any shares of the MM Select T. Rowe Price Large Cap Blend Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-21-05